Consolidated Statements Of Stockholders' Equity And Non Controlling Interests (USD $)	Capital Stock [Member]	Class B Capital Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 6,296,645	$ 3,763,850	$ 0	$ 104,958,556	$ 0	$ (14,509,123)	$ 708,864	$ 101,218,792
Net income	0	0	0	4,733,418	0	0	(48,799)	4,684,619
Dividends declared	0	0	0	(3,702,262)	0	0	0	(3,702,262)
Transfer of shares	34,513	(34,513)	0	0	0	0	0	0
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	1,458,000	0	1,458,000
Adjustment to recognize minimum pension liability	0	0	0	0	0	1,616,189	0	1,616,189
Adjustment to recognize postretirement liability	0	0	0	0	0	(1,399,409)	0	(1,399,409)
Increase (decrease) in noncontrolling interest	0	0	0	0	0	0	(660,065)	(660,065)
Balance at Dec. 31, 2009	6,331,158	3,729,337	0	105,989,712	0	(12,834,343)	0	103,215,864
Net income	0	0	0	223,922	0	0	0	223,922
Dividends declared	0	0	0	(3,697,119)	0	0	0	(3,697,119)
Transfer of shares	27,612	(27,612)	0	0	0	0	0	0
Purchase of capital stock	0	0	0	0	(273,901)	0	0	(273,901)
Retirement of treasury stock	(27,950)	0	0	(245,951)	273,901	0	0	0
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	3,522,000	0	3,522,000
Adjustment to recognize minimum pension liability	0	0	0	0	0	(453,765)	0	(453,765)
Adjustment to recognize postretirement liability	0	0	0	0	0	(908,310)	0	(908,310)
Balance at Dec. 31, 2010	6,330,820	3,701,725	0	102,270,564	0	(10,674,418)	0	101,628,691
Net income	0	0	0	1,552,308	0	0	0	1,552,308
Dividends declared	0	0	0	(3,720,573)	0	0	0	(3,720,573)
Transfer of shares	92,218	(92,218)	0	0	0	0	0	0
Purchase of capital stock	0	0	0	0	(2,613,932)	0	0	(2,613,932)
Retirement of treasury stock	(262,835)	0	0	(2,351,097)	2,613,932	0	0	0
Issuance of 105,750 shares with market value $23.50 per share over par	264,375	0	2,485,125	0	0	0	0	2,749,500
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	(2,256,000)	0	(2,256,000)
Adjustment to recognize minimum pension liability	0	0	0	0	0	(1,366,399)	0	(1,366,399)
Adjustment to recognize postretirement liability	0	0	0	0	0	2,099,783	0	2,099,783
Balance at Dec. 31, 2011	$ 6,424,578	$ 3,609,507	$ 2,485,125	$ 97,751,202	$ 0	$ (12,197,034)	$ 0	$ 98,073,378